ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable	¥ 57,599	$ 7,891	¥ 66,758
Allowance for credit losses	(5,569)	(763)	(5,926)	$ (812)	¥ (5,407)	¥ (381)
Accounts receivable, net	¥ 52,030	$ 7,128	¥ 60,832